Investment property (Tables)	6 Months Ended
Dec. 31, 2024
Investment property
Schedule of investment property

Total
£’000
At 1 July 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Six months ended 31 December 2024
Opening net book amount	19,713
Depreciation charge	(140)
Closing net book amount	19,573
At 31 December 2024
Cost	32,193
Accumulated depreciation and impairment	(12,620)
Net book amount	19,573

At 1 July 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Six months ended 31 December 2023
Opening net book amount	19,993
Depreciation charge	(140)
Closing net book amount	19,853
At 31 December 2023
Cost	32,193
Accumulated depreciation and impairment	(12,340)
Net book amount	19,853